Unaudited Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net revenues:
Software	$ 5,490	$ 4,804
Hardware	7,007	6,212
Total net revenues	12,497	11,016
Cost of revenues
Software	(4,216)	(3,568)
Hardware	(6,501)	(5,964)
Total cost of revenues	(10,717)	(9,532)
Total gross (loss) profit	1,780	1,484
Operating expenses:
Sales and marketing expenses	(218)	(375)
General and administrative expenses	(24,743)	(14,086)
Research and development expenses	(3,285)	(3,471)
Total operating expenses	(28,246)	(17,932)
Other operating income
Operating income (loss)	(26,466)	(16,448)
Interest income	3	14
Interest expense	(2,694)	(1,473)
Other income	31	4
Other expense	(219)	(12)
Foreign exchange income (loss)	(222)	207
Income (loss) from continuing operations, before income taxes	(29,567)	(17,708)
Income tax (expense) benefit		6
Net income (loss) from continuing operations	(29,567)	(17,702)
Discontinued operation
(Loss) income from operations of discontinued entities		(3,031)
Income tax benefit (expense)
Net (Loss) income on discontinued operations		(3,031)
Net income (loss)	(29,567)	(20,733)
Less: Net income (loss) attributable to noncontrolling interest	1	(1,047)
Net income (loss) attributable to Borqs Technologies, Inc.	$ (29,568)	$ (19,686)